Exploration and Evaluation Expenditures - Summary of Company's Exploration and Evaluation Expenditures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	$ 49,197	$ 35,961
Thacker Pass and Other Project Expenditures
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	49,197
Thacker Pass and Other Project Expenditures | Engineering
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	25,229
Thacker Pass and Other Project Expenditures | Geological, Consulting and Salaries
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	12,591
Thacker Pass and Other Project Expenditures | Permitting and Environmental
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	3,643
Thacker Pass and Other Project Expenditures | Field Supplies and Other
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	4,201
Thacker Pass and Other Project Expenditures | Depreciation
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	1,392
Thacker Pass and Other Project Expenditures | Drilling and Geological Expenses
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	2,141
Thacker Pass [Member]
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	44,464	35,961
Thacker Pass [Member] | Engineering
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	25,229	22,775
Thacker Pass [Member] | Geological, Consulting and Salaries
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	10,891	7,395
Thacker Pass [Member] | Permitting and Environmental
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	3,638	2,390
Thacker Pass [Member] | Field Supplies and Other
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	1,528	1,048
Thacker Pass [Member] | Depreciation
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	1,193	635
Thacker Pass [Member] | Drilling and Geological Expenses
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	1,985	$ 1,718
Millennial Projects [Member]
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	4,733
Millennial Projects [Member] | Geological, Consulting and Salaries
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	1,700
Millennial Projects [Member] | Permitting and Environmental
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	5
Millennial Projects [Member] | Field Supplies and Other
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	2,673
Millennial Projects [Member] | Depreciation
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	199
Millennial Projects [Member] | Drilling and Geological Expenses
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	$ 156